UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Sansar Capital Management, L.L.C.
Address:          25 West 53rd Street
                  New York, New York 10019



Form 13F File Number: 028-11727
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Sanjay Motwani
Title:            Chief Executive Officer
Phone:            212- 399-8982

Signature, Place and Date of Signing:


/s/ Sanjay Motwani             New York, New York               August  14, 2006
----------------------         ------------------               ----------------
     [Signature]                  [City, State]                      [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        SANSAR CAPITAL MANAGEMENT, L.L.C.
                                    FORM 13F
                           Quarter Ended June 30, 2006

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                                          -
                                            --------------------------------

Form 13F Information Table Entry Total:                   4
                                                          -
                                            --------------------------------

Form 13F Information Table Value Total:               $7,384,386
                                                      ----------








                                            --------------------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None



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
------------------------------------------------------------------------------------------------------------------------------------
                                              MARKET        SHARE /
                         TITLE OF             VALUE         PRN        SHARE /  PUT /
NAME OF ISSUER           CLASS     CUSIP      (USD)         AMOUNT     PRN      CALL    INVESTMENT DISCRETION    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       OTHER
                                                                                       SOLE   SHARED  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
PUT/AUO (AUOSC) @ 15
  EXP 07/22/2006           PUT   002255107    781,999       7,100       SH      PUT     7,100                  7,100
------------------------------------------------------------------------------------------------------------------------------------
PUT/AUO (AUOSV) @ 12.5
  EXP 07/22/2006           PUT   002255107    127,000       12,700      SH      PUT    12,700                 12,700
------------------------------------------------------------------------------------------------------------------------------------
ASIAINFO HLDGS INC CMN     COM   04518A104    8,289,000     1,932,188   SH          1,932,188              1,932,188
------------------------------------------------------------------------------------------------------------------------------------
GIGAMEDIA LIMITED.
  ORD CMN                  COM   Y2711Y104    48,240,000    5,432,398   SH          5,432,398              5,432,398
------------------------------------------------------------------------------------------------------------------------------------